Cover	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	WHEELS UP EXPERIENCE INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39541
Entity Tax Identification Number	98-1617611
Entity Address, Address Line One	2135 American Way
Entity Address, City or Town	Chamblee
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30341
City Area Code	212
Local Phone Number	257-5252
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	UP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001819516
Amendment Flag	false